Exhibit 99.1

KPMG LLP Suite 700 200 Pacifica Irvine CA 92618-3391

Independent Accountants’ Agreed-Upon Procedures Report

Sallie Mae Bank (the “Bank”)
SMB Education Funding, LLC
Goldman Sachs & Co. LLC
BofA Securities, Inc.
Barclays Capital Inc.
J.P. Morgan Securities LLC
(together, the “Specified Parties”)

Re: SMB Private Education Loan Trust 2024-F – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “SMB_2024-F_External_Unmasked_733m.xlsx” provided by the Bank on September 18, 2024 (the “Data File”) containing information on 48,856 student loans (the “Student Loans”) as of September 17, 2024 (the “Cutoff Date”), which we were informed are intended to be included as collateral in the offering by SMB Private Education Loan Trust 2024-F. The Bank is responsible for the specified attributes identified by the Bank in the Data File.
The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The terms “ATLAS System,” “ENCORE System,” and “FDR System” mean the Bank’s servicing systems.
•	The term “Sources” means the following information provided by the Bank:

–	Branch Categorization Screen within the ATLAS System;

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

–
Promissory Note, Final Disclosure correspondence, Counter Offer Modification Notification, Agreement to Increase the Total Loan Amount, SSN card correspondence, Loan Summary and Credit Bureau Report within the ENCORE System; and,

–
#BS Screen, #BS1 Screen, #BS3 Screen, #BS5 Screen, #CDS Screen, #CIS Screen, #CP2 Screen, #CPH Screen, #CPO Screen, #CSS Screen, #CU3 CIM Screen, #ED2 Screen, #EDH Screen, #HDI Screen, #NM CC Screen, #NM CR Screen, #NPO Screen and #NM SA2 Screen within the FDR System.

The Sources were represented by the Bank to be copies of the original Sources or electronic records contained within the respective system. We make no representation regarding the validity or accuracy of these documents or the execution of these documents by the borrower.
•	The term “Instructions” means the instructions provided by the Bank pertaining to a procedure, attribute, or methodology, as described in Exhibit B.
•	The term “Provided Information” means the Sources and Instructions.
The procedures we were instructed by the Bank to perform and the associated findings are as follows:

A.
We randomly selected a sample of Student Loans from the Data File, utilizing a confidence level of 95.0%, an expected error rate of 3.0%, and a maximum estimated error occurrence rate (the upper error limit) for each of the attributes not to exceed 5.0%, as instructed by the Bank. The selection criteria resulted in a sample of 360 Student Loans (the “Selected Student Loans”). A listing of the Selected Student Loans is attached hereto as Exhibit A.

B.
For each Selected Student Loan, we compared or recomputed the specified attributes in the Data File listed below in the Attributes column to or using the corresponding information included in the Sources, utilizing the Instructions, as applicable, listed in the Sources / Instructions column. The Specified Parties indicated that the absence of any of the information in the Sources or the inability to agree the indicated information from the Data File to the Sources for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Sources are listed in the order of priority.

Attributes	Sources / Instructions
Social Security Number	Promissory Note, Final Disclosure correspondence, Counter Offer Modification Notification, Agreement to Increase the Total Loan Amount, SSN card correspondence, Credit Bureau Report, and Instructions.
Signature(s) on the Promissory Note	Promissory Note and Instructions. We performed no procedures to assess compliance with regard to any signatory requirements or confirm the authenticity of the signature(s).
Disbursement Year	“1ST ACTIVE DATE” field on #BS5 Screen
Original Principal Balance	(i)“TLDSBAMT” field in the “OTHER” option on #HDI Screen, (ii) sum of “LOAN DISBURSEMENT” amounts on #CSS Screen, (iii) “FINANCIAL INSTITUTION” field on #NM CC Screen, and (iv) Instructions

Attributes	Sources / Instructions
Current Principal Balance
(i)   “TOTAL ACCOUNT BALANCE” field or sum of “ACCOUNT BALANCE” field in the “CYCLE DATE” field on #CSS Screen, and total of all “ACCRUED INTEREST” amounts on #CSS Screen,
(ii)    “EFF-DT” field on #CPH Screen,
(iii)     total of all “LOAN DISBURSEMENT” amounts, all “FORBEARANCE PAYMENT” amounts, and all “PAYMENT REVERSAL” amounts on #CDS Screen,
(iv)    accrued interest recomputed using “INT_RT” field on #EDH Screen, “CAP” field on #EDH Screen, “DATE” field on #EDH Screen, “CAP INT” field on #ED2 Screen, “CASH ADB 1 & 2” field and “MRCH ADB 1&2” field on #ED2 Screen,
(v)    "CUR BAL" field on #BS Screen, and
(vi)    Instructions

Loan Type	“#14” field on #NM CC Screen
Loan Status	“MISC FIELD 2” field on #BS3 Screen and “CURR LOAN STAT” field on #EDH Screen, or notation of status change on #CIS Screen, and Instructions
Current Status End Date
(i)  “CURR LOAN STAT,” “CURR:GRAD/SEP DT,” “RPMT BEGIN DT,” “MATURITY DT” fields on #EDH Screen,
(ii)    “CYCLE DATE,” “DRAW PERIOD END DATE” fields on #CSS Screen,
(iii)    “METHOD OVERRIDE END DATE” in “RULS MIN PAY (CP PO RM)” field on #NPO Screen,
(iv)    notation of status change on #CIS Screen or #EDH Screen, and
(v)    Instructions

Remaining Term
(i)   “CURR LOAN STAT” field on #EDH Screen,
(ii)    “MISC FIELD 2” field on #BS3 Screen,
(iii)    “#9” field on #NM CC Screen,
(iv)    “CYCLE DATE” field on #CSS Screen,
(v)    “MATURITY DT” field on #EDH Screen,
(vi)     “METHOD OVERRIDE END DATE” in “RULS MIN PAY (CP PO RM)” field on #NPO Screen,

Attributes	Sources / Instructions
(vii) “DUE DATE” field on #CSS Screen, and (viii) Instructions
Repayment Schedule Type	(i) “MISC FIELD 2” field on #BS3 Screen, (ii) “CYCLE DATE” field on #CSS Screen, (iii) “RPMT BEGIN DT” and “CURR LOAN STAT” fields on #EDH Screen, and (iv) Instructions
Interest Rate
(i)   “INT RT” field, “INT 1%” field, “INT 2%” field on #EDH Screen,
(ii)    “DAYS1” field on #ED2 Screen,
(iii)    “CYCLE DATE” field on #CSS Screen,
(iv)    “PER DAY INTEREST” field on #CPO Screen,
(v)    “ACCOUNT BALANCE” field on #CSS Screen,
(vi)    “VAR CASH SET1” field on #CP2 Screen,
(vii)    “ANNUAL INTEREST RATE CASH ADVANCE” field on #NM SA2 Screen,
(viii)    “DDD_RATE” field on #HDI Screen, and
(ix)      Instructions

School Code	“MISC FIELD 5” field on #BS3 Screen or the last number group in the “ID #” field on #CU3 CIM Screen
School Types 1 and 2 (School Type and Title IV)	“PROGRAM CATEGORY,” “FOR PROFIT/NON-PROFIT,” “PEPS TITLE IV” and “SOURCE OF CATEGORIZATION” fields on Branch Categorization Screen, and Instructions
State of Residence	#BS1 Screen or documentation of change that affects the state of residence on #CIS Screen
Recent FICO	“CREDIT BUREAU SCORE” and “DATE CB SCORE GENERATED” fields on #NM CR Screen
Original FICO	“EDS SCR01” or “EDS SCR02” fields within the “FICO INFO” tab on #HDI Screen

The information regarding the Selected Student Loans was found to be in agreement with the respective information contained in the Sources. Based on the results of the procedures performed, there is a 95.0% confidence level that the maximum estimated error occurrence rate for each of the attributes across the entire population of 48,856 Student Loans does not exceed 5.0%. Because we are not engaged to express a conclusion, we do not offer a conclusion based on the application of a sampling technique.

We were engaged by the Bank to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Bank and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File, and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Bank, (ii) the physical existence of the Student Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Student Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Student Loans being securitized, (iii) the compliance of the originator of the Student Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Student Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California
October 21, 2024

Exhibit A
The Selected Student Loans

Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number
1	2024F001	51	2024F051	101	2024F101	151	2024F151
2	2024F002	52	2024F052	102	2024F102	152	2024F152
3	2024F003	53	2024F053	103	2024F103	153	2024F153
4	2024F004	54	2024F054	104	2024F104	154	2024F154
5	2024F005	55	2024F055	105	2024F105	155	2024F155
6	2024F006	56	2024F056	106	2024F106	156	2024F156
7	2024F007	57	2024F057	107	2024F107	157	2024F157
8	2024F008	58	2024F058	108	2024F108	158	2024F158
9	2024F009	59	2024F059	109	2024F109	159	2024F159
10	2024F010	60	2024F060	110	2024F110	160	2024F160
11	2024F011	61	2024F061	111	2024F111	161	2024F161
12	2024F012	62	2024F062	112	2024F112	162	2024F162
13	2024F013	63	2024F063	113	2024F113	163	2024F163
14	2024F014	64	2024F064	114	2024F114	164	2024F164
15	2024F015	65	2024F065	115	2024F115	165	2024F165
16	2024F016	66	2024F066	116	2024F116	166	2024F166
17	2024F017	67	2024F067	117	2024F117	167	2024F167
18	2024F018	68	2024F068	118	2024F118	168	2024F168
19	2024F019	69	2024F069	119	2024F119	169	2024F169
20	2024F020	70	2024F070	120	2024F120	170	2024F170
21	2024F021	71	2024F071	121	2024F121	171	2024F171
22	2024F022	72	2024F072	122	2024F122	172	2024F172
23	2024F023	73	2024F073	123	2024F123	173	2024F173
24	2024F024	74	2024F074	124	2024F124	174	2024F174
25	2024F025	75	2024F075	125	2024F125	175	2024F175
26	2024F026	76	2024F076	126	2024F126	176	2024F176
27	2024F027	77	2024F077	127	2024F127	177	2024F177
28	2024F028	78	2024F078	128	2024F128	178	2024F178
29	2024F029	79	2024F079	129	2024F129	179	2024F179
30	2024F030	80	2024F080	130	2024F130	180	2024F180
31	2024F031	81	2024F081	131	2024F131	181	2024F181
32	2024F032	82	2024F082	132	2024F132	182	2024F182
33	2024F033	83	2024F083	133	2024F133	183	2024F183
34	2024F034	84	2024F084	134	2024F134	184	2024F184
35	2024F035	85	2024F085	135	2024F135	185	2024F185
36	2024F036	86	2024F086	136	2024F136	186	2024F186
37	2024F037	87	2024F087	137	2024F137	187	2024F187
38	2024F038	88	2024F088	138	2024F138	188	2024F188
39	2024F039	89	2024F089	139	2024F139	189	2024F189
40	2024F040	90	2024F090	140	2024F140	190	2024F190
41	2024F041	91	2024F091	141	2024F141	191	2024F191
42	2024F042	92	2024F092	142	2024F142	192	2024F192
43	2024F043	93	2024F093	143	2024F143	193	2024F193
44	2024F044	94	2024F094	144	2024F144	194	2024F194
45	2024F045	95	2024F095	145	2024F145	195	2024F195
46	2024F046	96	2024F096	146	2024F146	196	2024F196
47	2024F047	97	2024F097	147	2024F147	197	2024F197
48	2024F048	98	2024F098	148	2024F148	198	2024F198
49	2024F049	99	2024F099	149	2024F149	199	2024F199
50	2024F050	100	2024F100	150	2024F150	200	2024F200
A-1

Exhibit A
The Selected Student Loans (Cont.)

Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number
201	2024F201	242	2024F242	283	2024F283	324	2024F324
202	2024F202	243	2024F243	284	2024F284	325	2024F325
203	2024F203	244	2024F244	285	2024F285	326	2024F326
204	2024F204	245	2024F245	286	2024F286	327	2024F327
205	2024F205	246	2024F246	287	2024F287	328	2024F328
206	2024F206	247	2024F247	288	2024F288	329	2024F329
207	2024F207	248	2024F248	289	2024F289	330	2024F330
208	2024F208	249	2024F249	290	2024F290	331	2024F331
209	2024F209	250	2024F250	291	2024F291	332	2024F332
210	2024F210	251	2024F251	292	2024F292	333	2024F333
211	2024F211	252	2024F252	293	2024F293	334	2024F334
212	2024F212	253	2024F253	294	2024F294	335	2024F335
213	2024F213	254	2024F254	295	2024F295	336	2024F336
214	2024F214	255	2024F255	296	2024F296	337	2024F337
215	2024F215	256	2024F256	297	2024F297	338	2024F338
216	2024F216	257	2024F257	298	2024F298	339	2024F339
217	2024F217	258	2024F258	299	2024F299	340	2024F340
218	2024F218	259	2024F259	300	2024F300	341	2024F341
219	2024F219	260	2024F260	301	2024F301	342	2024F342
220	2024F220	261	2024F261	302	2024F302	343	2024F343
221	2024F221	262	2024F262	303	2024F303	344	2024F344
222	2024F222	263	2024F263	304	2024F304	345	2024F345
223	2024F223	264	2024F264	305	2024F305	346	2024F346
224	2024F224	265	2024F265	306	2024F306	347	2024F347
225	2024F225	266	2024F266	307	2024F307	348	2024F348
226	2024F226	267	2024F267	308	2024F308	349	2024F349
227	2024F227	268	2024F268	309	2024F309	350	2024F350
228	2024F228	269	2024F269	310	2024F310	351	2024F351
229	2024F229	270	2024F270	311	2024F311	352	2024F352
230	2024F230	271	2024F271	312	2024F312	353	2024F353
231	2024F231	272	2024F272	313	2024F313	354	2024F354
232	2024F232	273	2024F273	314	2024F314	355	2024F355
233	2024F233	274	2024F274	315	2024F315	356	2024F356
234	2024F234	275	2024F275	316	2024F316	357	2024F357
235	2024F235	276	2024F276	317	2024F317	358	2024F358
236	2024F236	277	2024F277	318	2024F318	359	2024F359
237	2024F237	278	2024F278	319	2024F319	360	2024F360
238	2024F238	279	2024F278	320	2024F320
239	2024F239	280	2024F280	321	2024F321
240	2024F240	281	2024F281	322	2024F322
241	2024F241	282	2024F282	323	2024F323

Note: The Bank has assigned a unique Student Loan number to each Student Loan in the Data File. The Student Loan Numbers referred to in this Exhibit are not the actual Student Loan Number.

A-2

Exhibit B
Instructions

Attribute	Instructions
Social Security Number and Signature(s) on the Promissory Note	a)	Compare the Social Security Number in the “Borrower SSN” field in the Data File to the Social Security Number on the Promissory Note,

	b)	Compare the Original Principal Balance in the “Total Disbursement Amount” field in the Data File to the Loan Amount on the Promissory Note, and

	c)	Observe Signature(s) on the Promissory Note.

In the event, the Loan Amount listed on the Promissory Note either was not listed or was lower than the Original Principal Balance indicated in the Data File, locate the Final Disclosure correspondence, the Counter Offer Modification Notification, or the Agreement to Increase the Total Loan Amount within the ENCORE System, for which the Application ID matched the Application ID on the Promissory Note signed by either the borrowers or coborrowers.

In the event, the Social Security Number contained on the Promissory Note did not agree to the “Borrower SSN” field in the Data File, locate the SSN card correspondence or the Credit Bureau Report, for which the SSN matched the SSN in the Data File.

In the event the Promissory Note for a Selected Student Loan was not available, the Bank instructed us to not perform procedures to compare the Social Security Number and Signature(s) on the Promissory Note. The Promissory Note was available for all Selected Student Loans.

Original Principal Balance
Compare the Original Principal Balance in the “Total Disbursement Amount” field in the Data File to the amount displayed in the “TLDSBAMT” field in the “OTHER” option on the #HDI Screen. In the event the Original Principal Balance in the Data File did not agree, compare as follows:

	a)	For Selected Student Loans originated after July 2013, compare to the sum of all “LOAN DISBURSMENT” amounts displayed on the #CSS Screen, or

	b)	For Selected Student Loans originated in or prior to July 2013, compare to the amount displayed in the “FINANCIAL INSTITUTION” field on the #NM CC Screen.

Current Principal Balance
Compare the Current Principal Balance in the “Outstanding Principal Amount” field in the Data File to the “ACCOUNT BALANCE” field on the #CSS Screen, or the "CUR BAL" field on the #BS Screen. In the event the information did not agree, recompute the Current Principal Balance (the “Recomputed Current Principal Balance”) as follows:

a)
Read the date in the “EFF‑DT” field on the #CPH Screen to identify if there was (i) a payment made after the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen and one day following the Cutoff Date or (ii) any “PAYMENT REVERSAL” amounts on the #CDS Screen;

Attribute	Instructions
1)
If a payment was made based on procedure (a), recompute accrued interest as the product of (i) the “INT_RT” field on the #EDH Screen, (ii) “ACCOUNT BALANCE” field on the #CSS Screen, and (iii) a fraction, the numerator of which is the difference in the number of days between the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen, and the effective date of the transaction indicated in the “EFF‑DT” field on the #CPH Screen minus one, and a denominator of 366 (i.e., the total number of days in the 2024 calendar year); and,

2)
In case of a (i), add the recomputed accrued interest from procedure (1), as applicable, to the “TOTAL ACCOUNT BALANCE” field as of the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen (which represents the “ACCOUNT BALANCE” plus the interest accrued between the “ACCOUNT BALANCE” date and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen), and subtract the payment amount stated in the “AMOUNT‑PAID” field on the #CPH Screen, as applicable, from the result.

In case of a (ii), minus the recomputed accrued interest from procedure (1), as applicable, from the “PAYMENT REVERSAL” amounts on the #CDS Screen to arrive at the principal portion of the amount, and subtract the result from the “ACCOUNT BALANCE” field on the #CSS Screen.

b)
In the event the Recomputed Current Principal Balance calculated in step (a) did not agree, compare the “Outstanding Principal Amount” field in the Data File to the sum of (i) the “ACCOUNT BALANCE” field on the #CSS Screen and (ii) the total of all “LOAN DISBURSEMENT” amounts on the #CDS Screen;

c)
In the event the Recomputed Current Principal Balance calculated in step (b) did not agree, compare the “Outstanding Principal Amount” field in the Data File to the difference of (i) the “TOTAL ACCOUNT BALANCE” field on the #CSS Screen and (ii) the total of all “FORBEARANCE PAYMENT” amounts on the #CDS Screen;

d)
In the event the Recomputed Current Principal Balance calculated in step (c) did not agree, if the “CAP” field on the #EDH Screen indicated “C” and the “DATE” field on the #EDH Screen indicated a date equal to the most recent cycle date, compare the “Outstanding Principal Amount” field in the Data File to the sum of (i) the “ACCOUNT BALANCE” field on the #CSS Screen and (ii) the “CAP INT” field on the #ED2 Screen;

e)
In the event the Recomputed Current Principal Balance calculated in step (d) did not agree, compare the “Outstanding Principal Amount” field in the Data File to the sum of (i) the total of all “PAYMENT REVERSAL” amounts on the #CDS Screen and (ii) the sum of (1) the “TOTAL ACCOUNT BALANCE” field on the #CSS Screen minus (2) the total of all “ACCRUED INTEREST” amounts on the #CSS Screen minus (3) the “CAP INT” field on the #ED2 Screen, where the “CAP” field on the #EDH Screen indicated “R” and the “DATE” field on the #EDH Screen indicated a date within four (4) months of the Cutoff Date;

	f)	In the event the Recomputed Current Principal Balance calculated in step (e) did not agree, compare the “Outstanding Principal Amount” field in the Data File to

Attribute	Instructions
the sum of the ending balances in the “CASH ADB 1&2” field and the “MRCH ADB 1&2” field on the #ED2 Screen; or,

	g)	In the event the Recomputed Current Principal Balance calculated in step (f) did not agree, recompute the “Current Principal Balance” as follows:

1)
Recompute accrued interest as the product of (i) the “INT_RT” field on the #EDH Screen, (ii) “ACCOUNT BALANCE” field on the #CSS Screen, and (iii) a fraction, the numerator of which is the difference in the number of days between the most recent payment date and prior payment date indicated on the #CSS Screen, and a denominator of 366(i.e., the total number of days in the 2024 calendar year);

		2)	Subtract the Unpaid Interest & Fees stated in the Loan Summary from the payment amount stated in the “AMOUNT‑PAID” field on the #CPH Screen;

		3)	Subtract the recomputed accrued interest from procedure (1) from the remaining payment amount, if any; and,

		4)	Subtract any remaining payment amount from the account balance stated in the “ACCOUNT BALANCE” field on the #CSS Screen.

Loan Status	Compare Loan Status in the “Payment Loan Status” field in the Data File as follows:

a)
If the repayment type contained in the “MISC FIELD 2” field on the #BS3 Screen indicated “SOIOP” or “PPIOP” (indicating Interest Only) or “F0025” or “FX025” (indicating Fixed Payment) or blank, and the “CURR LOAN STAT” field on the #EDH Screen did not indicate “DMIP,” “GRPM” or “F***,” the Loan Status was “In‑Repayment”;

	b)	If the “CURR LOAN STAT” field on the #EDH Screen System indicated “SSP*” or “SSG*,” the Loan Status was “In‑Repayment”; or,

	c)	Compare to the status contained in the “CURR LOAN STAT” field on the #EDH Screen.

In the event the Loan Status did not agree, identify a notation of status change on the #CIS Screen. If the status changed after the Cutoff Date, and the notation of the previous draw period on #CIS Screen was (1) before the Cutoff Date, the Loan Status was “GRCE” as of the Cutoff Date; or (2) after the Cutoff Date, the Loan Status was “SCHL” as of the Cutoff Date.

Current Status End Date	Recompute the Current Status End Date (the “Recomputed Current Status End Date”) as follows:

a)
If the “CURR LOAN STAT” field on the #EDH Screen was “SCHL,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “CURR: GRAD/SEP DT” field on the #EDH Screen;

b)
If the “CURR LOAN STAT” field on the #EDH Screen was “GRCE,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “RPMT BEGIN DT” field

Attribute	Instructions
on the #EDH Screen, or the date 6 months after the “DRAW PERIOD END DATE” field on the #CSS Screen;

	c)	If the “CURR LOAN STAT” field on the #EDH Screen was “GRPM,” “DINT,” “DSCH,” “F***”, “SSPA,” or “SSGR,”

1)
If the Start Date of the Method Override on the #EDH Screen was before the Cutoff Date, recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen on or after the “METHOD OVERRIDE END DATE” indicated in the “RULS MIN PAY (CP PO RM)” field on the #NPO Screen;

		2)	If the Start Date of the Method Override on the #EDH Screen was after the Cutoff Date, recompute the Current Status End Date as the first cycle date after the Cutoff Date;

d)
If the “CURR LOAN STAT” field on the #EDH Screen was “RPMT,” “D***” (except “DINT” and “DSCH”), or “SSP*” (except “SSPA”), recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “MATURITY DT” field on the #EDH Screen; or,

e)
In the event the recomputed Current Status End Date calculated in procedures (a), (b), (c), or (d) did not agree to the “Current Borrower Status End Date” field in the Data File, calculate the Recomputed Current Status End Date as follows:

1)
Identify a notation of status change that affected the loan status after the Cutoff Date (i.e., retro Forbearance) on the #CIS Screen and recompute the Current Status End Date as the first cycle date after the loan status “End Date” indicated on the #CIS Screen.

2)
If a notation of status change that affects the loan status after the Cutoff date was not available, the “STAT” field on the #EDH Screen indicated “SSGR” and the “TYPE” field on the #EDH Screen indicated “FB,” recompute the Current Status End Date as the first cycle date after the Cutoff Date.

Remaining Term	Compare Remaining Term to the “Total Repayment Term” field in the Data File or recompute Remaining Term (“Recomputed Remaining Term”) as follows:

a)
If the “CURR LOAN STAT” field on the #EDH Screen indicated “In‑School” or “In‑Grace” and the “MISC FIELD 2” field on the #BS3 Screen indicated “Deferred Loan,” compare to the value in the “#9” field on the #NM CC Screen;

b)
If the “CURR LOAN STAT” field on the #EDH Screen started with a “D” or “F,” recompute as the difference in months[1] between the next cycle date indicated in the “CYCLE DATE” field on the #CSS Screen and the first cycle date indicated

1 Calculated by dividing the difference in days by the average number of days in a month (i.e., 30.4375) rounded to the nearest whole number.

Attribute	Instructions
in the “CYCLE DATE” field on the #CSS Screen following the maturity date indicated in the “MATURITY DT” field on the #EDH Screen;

	c)	Otherwise,

1)
recompute as the difference in months[1] between the current cycle date indicated in the “CYCLE DATE” field on the #CSS Screen and the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen following the maturity date indicated in the “MATURITY DT” field on the #EDH Screen;

		2)	If the Cutoff Date is after the current due date indicated in the “DUE DATE” field on the #CSS Screen, minus 1 from the result from step (c1) above.

In the event the “CURR LOAN STAT” field on the #EDH Screen started with a “D” and the “MISC FIELD 2” field on the #BS3 Screen was “SOIOP,” “PPIOP,” “F0025,” or “FX025,” adding to the result from step (a), (b), or (c) above to the difference in months[1] between the current cycle date indicated in the “CYCLE DATE” field on the #CSS Screen and the “METHOD OVERRIDE END DATE” indicated in the “RULS MIN PAY (CP PO RM)” field on the #NPO Screen.

Repayment Schedule Type	Compare the Repayment Schedule Type in the “Repayment Schedule Code” field in the Data File as follows:

a)
If the “MISC FIELD 2” field on the #BS3 Screen was “D0000” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” field on the #EDH Screen was after the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen was blank and the “CURR LOAN STAT” field on the #EDH Screen was “GRPM,” “DMIP,” or “F***” (but not “FORP”), or the “MISC FIELD 2” field on the #BS3 Screen was “D0000” and the “CURR LOAN STAT” field on the #EDH Screen was “DSCH” or “DINT,” the Repayment Schedule Type was “N;”

b)
If the “MISC FIELD 2” field on the #BS3 Screen was “D0000” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was on or before the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen was “F0025” or “FX025” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was on or before the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen was blank, “SOIOP,” or “PPIOP” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was on or before the Cutoff Date, the Repayment Schedule Type was “V;”

c)
If the “MISC FIELD 2” field on the #BS3 Screen was “F0025” or “FX025” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was after the Cutoff Date, the Repayment Schedule Type was “W;”

	d)	If the “MISC FIELD 2” field on the #BS3 Screen was blank, “SOIOP,” or “PPIOP” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen

Attribute	Instructions
after the “RPMT BEGIN DT” on the #EDH Screen was after the Cutoff Date, the Repayment Schedule Type was “Z;”

	e)	If the “MISC FIELD 2” field on the #BS3 Screen was blank, “SOIOP,” or “PPIOP” and the “CURR LOAN STAT” field on the #EDH Screen was “DSCH” or “DINT,” the Repayment Schedule Type was “D;”

	f)	If the “MISC FIELD 2” field on the #BS3 Screen was “F0025” or “FX025” and the “CURR LOAN STAT” field on the #EDH Screen was “DSCH” or “DINT,” the Repayment Schedule Type was “E;”

	g)	If the “MISC FIELD 2” field on the #BS3 Screen was blank and the “CURR LOAN STAT” field on the #EDH Screen was “SSGR,” the Repayment Schedule Type was “T;” or,

h)
If the “MISC FIELD 2” field on the #BS3 Screen was blank and the “CURR LOAN STAT” field on the #EDH Screen was “SS**” (but not “SSGR”), the Repayment Schedule Type was the last character of the “CURR LOAN STAT” field on the #EDH Screen.

Interest Rate	Compare the Interest Rate in the “Net Interest Rate” field in the Data File to the “INT RT” field on the #EDH Screen.

In the event the Interest Rate did not agree, recompute Interest Rate (“Recomputed Interest Rate”) as follows:

	a)	Add the number of days found in the “DAYS 1” field on the #ED2 Screen to the first day of the loan’s cycle date as of the Cutoff Date indicated in the “CYCLE DATE” field on the #CSS Screen;

b)
If the Cutoff Date was within the range between the loan’s cycle date and the date resulting from step (a), compare the Interest Rate in the “Net Interest Rate” field in the Data File to the “INT 1%” field on the #ED2 Screen;

	c)	If the Cutoff Date was after the date resulting from step (a), compare the Interest Rate in the “Net Interest Rate” field in the Data File to the “INT 2%” field on the #ED2 Screen;

	d)	In the event the Interest Rate calculated in step (b) or (c) did not agree, recompute the Interest Rate as follows:

		1)	divide the interest amount in the “PER DAY INTEREST” field on the #CPO Screen by the amount in the “ACCOUNT BALANCE” field on the #CSS Screen and multiply by 10;

		2)	add 0.0000099 and truncate to five decimals;

		3)	multiply by 366 (i.e., the total number of days in the 2024 calendar year), and,

		4)	round the value to the nearest 0.125 percent;

Attribute	Instructions
e)
In the event the Interest Rate calculated in step (d) did not agree, recompute the Interest Rate by adding (i) the amount in the “VAR CASH SET1” field on the #CP2 Screen to (ii) the amount in the “ANNUAL INTEREST RATE CASH ADVANCE” field on the #NM SA2 Screen; or,

f)
In the event the Interest Rate calculated in step (e) did not agree, recompute the Interest Rate by subtracting the borrower benefits in the “DDD_RATE” field in the DDDBENEFIT section on the #HDI screen from the “INT RT” field on the #EDH Screen.

School Type 1 (School Type) and School Type 2 (Title IV)
Input the School Code in the “Current School ID” field in the Data File into the ATLAS System in order to access the corresponding school information contained on the Branch Categorization Screen. In addition, consider School Types 1 and 2 as follows:

a)
If the “PROGRAM CATEGORY” field on the Branch Categorization Screen was “4” or “H” and the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” the School Type 1 was “4 year;”

b)
If the “PROGRAM CATEGORY” field on the Branch Categorization Screen was “2” and the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” the School Type 1 was “2 year;”

c)
If the “PROGRAM CATEGORY” field on the Branch Categorization Screen was “T” and the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” the School Type 1 was “Trade School;”

d)
If the “FOR PROFIT/NON‑PROFIT” field on the Branch Categorization Screen was “For Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “Yes,” the School Type 2 was “Title IV – For Profit;”

e)
If the “FOR PROFIT/NON‑PROFIT” field on the Branch Categorization Screen was “For Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “No” or “Blank,” the School Type 2 was “Non‑Title IV – For Profit;”

f)
If the “FOR PROFIT/NON‑PROFIT” field on the Branch Categorization Screen was “Non‑Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “Yes,” the School Type 2 was “Title IV – Not For Profit;” or,

g)
If the “FOR PROFIT/NON‑PROFIT” field on the Branch Categorization Screen was “Non‑Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” and the “PEPS TITLE IV”

Attribute	Instructions
field on the Branch Categorization Screen was “No” or “Blank,” the School Type 2 was “Non‑Title IV – Not For Profit;”

Compare the School Types 1 and 2 (School Type and Title IV) in the “School Type” field and “School Title IV Eligibility Code” field in the Data File, respectively, to the corresponding information derived based on the instructions above.